Acquisitions - Summary of Supplemental Pro Forma Financial Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016
Allied [Member]
Pro forma
Net sales	$ 1,613,992
Net income	$ 139,397
Landshire and Better Bakery [Member]
Pro forma
Net sales		$ 1,670,846
Net income		$ 39,343